Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,585,515.60
Previously Paid Amount
Total Fee Amount	5,881.06
Total Offset Amount
Net Fee	$ 5,881.06